COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Outstanding at the beginning of the period (in shares)	981,000
Exercise of options (in shares)	2,830
Acquisition of TC PipeLines, LP, net of transaction costs (Note 22) (in shares)		37,955
Outstanding at the end of the period (in shares)	1,018,000	981,000
Amount
Outstanding at the beginning of the period	$ 26,716
Acquisition of TC PipeLines, LP, net of transaction costs (Note 23)		$ 2,063
Outstanding at the end of the period	$ 28,995	$ 26,716
Common shares
Number of Shares
Outstanding at the beginning of the period (in shares)	980,816	940,064	938,400
Exercise of options (in shares)	2,830	2,797	1,664
Issued under public offering (in shares)	28,400
Dividend reinvestment and share purchase plan (in shares)	5,916
Outstanding at the end of the period (in shares)	1,017,962	980,816	940,064
Amount
Outstanding at the beginning of the period	$ 26,716	$ 24,488	$ 24,387
Exercise of options	183	165	101
Acquisition of TC PipeLines, LP, net of transaction costs (Note 23)		2,063
Issued under public offering	1,754
Dividend reinvestment and share purchase plan	342
Outstanding at the end of the period	$ 28,995	$ 26,716	$ 24,488